Fair Value of Financial Instruments and Risk Management (Tables)	12 Months Ended
Dec. 31, 2013
Fair Value Disclosures [Abstract]
Summary of Fair Values and Carrying Values of Long-Term Debt

The fair values and carrying values of the Company’s long-term debt at December 31, 2013 and 2012 are as follows:

December 31 (millions of Canadian dollars)	2013 Carrying Value	2013 Fair Value	2012 Carrying Value	2012 Fair Value
Long-term debt
$500 million of MTN Series 19 notes[1]	506	506	512	512
$250 million of MTN Series 21 notes[2]	256	256	257	257
Other notes and debentures[3]	8,295	9,018	7,710	9,188

	9,057	9,780	8,479	9,957

[1]

The fair value of $500 million of the MTN Series 19 notes subject to hedging is primarily based on changes in the present value of future cash flows due to a change in the yield in the swap market for the related swap (hedged risk).

[2]

The fair value of $250 million of the MTN Series 21 notes subject to hedging is primarily based on changes in the present value of future cash flows due to a change in the yield in the swap market for the related swap (hedged risk).

[3]

The fair value of other notes and debentures, and the portions of the MTN Series 19 notes and the MTN Series 21 notes that are not subject to hedging, represents the market value of the notes and debentures and is based on unadjusted period-end market prices for the same or similar debt of the same remaining maturities.

Summary of Fair Value Hierarchy of Financial Assets and Liabilities

The fair value hierarchy of financial assets and liabilities at December 31, 2013 and 2012 is as follows:

December 31, 2013 (millions of Canadian dollars)	Carrying Value	Fair Value	Level 1	Level 2	Level 3
Assets:
Cash and cash equivalents	565	565	565	—	—
Investment	251	251	—	251	—
Derivative instruments
Fair value hedges – interest-rate swaps	12	12	—	12	—

	828	828	565	263	—

Liabilities:
Bank indebtedness	31	31	31	—	—
Long-term debt	9,057	9,780	—	9,780	—

	9,088	9,811	31	9,780	—

December 31, 2012 (millions of Canadian dollars)	Carrying Value	Fair Value	Level 1	Level 2	Level 3
Assets:
Cash and cash equivalents	195	195	195	—	—
Investment	251	251	—	251	—
Derivative instruments
Fair value hedges – interest-rate swaps	19	19	—	19	—

	465	465	195	270	—

Liabilities:
Bank indebtedness	42	42	42	—	—
Long-term debt	8,479	9,957	—	9,957	—

	8,521	9,999	42	9,957	—

Summary of Net Unrealized Loss (Gain) on Hedged Debt and Related Interest Rate Swaps

The net unrealized loss (gain) on the hedged debt and the related interest-rate swaps for the years ended December 31, 2013 and 2012 are included in financing charges as follows:

Year ended December 31 (millions of Canadian dollars)	2013	2012
Unrealized loss (gain) on hedged debt	(8)	(14)
Unrealized loss (gain) on fair value interest-rate swaps	8	14

Net unrealized loss (gain)	—	—

Summary of Principal Outstanding, Interest Payments and Related Weighted Average Interest Rates

Principal outstanding, interest payments and related weighted average interest rates are summarized by the number of years to maturity in the following table:

	Principal Outstanding on Long-term Debt	Interest Payments	Weighted Average Interest Rate
Years to Maturity	(millions of Canadian dollars)	(millions of Canadian dollars)	(%)
1 year	750	422	3.1
2 years	550	398	2.8
3 years	500	372	4.3
4 years	600	361	5.2
5 years	750	330	2.8

	3,150	1,883	3.6
6 – 10 years	900	1,470	3.6
Over 10 years	4,995	4,281	5.5

	9,045	7,634	4.7